Discontinued Operations and Disposal Groups - Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 0.0	$ 1.4	$ 1.9	$ 3.2
Trade receivables, net of allowances		98.5	73.9
Contract assets		24.5	25.5
Inventories		116.1	93.9
Other current assets		9.0	6.2
Current assets of discontinued operations	0.0	249.5	201.4
Property, plant and equipment, net of accumulated depreciation of $40.4		24.5	27.2
Accumulated depreciation		40.4	42.5
Goodwill		37.7	38.1
Intangible assets, net		15.3	17.7
Other assets		8.3	7.2
Non-current assets of discontinued operations	0.0	85.8	90.2
Accounts payable		66.4	49.5
Advance and progress payments		20.9	21.6
Other current liabilities		30.5	27.6
Non-current assets of discontinued operations	0.0	117.8	98.7
Non-current liabilities of discontinued operations	$ 0.0	$ 11.1	$ 11.8